Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Intangible assets

Intangible assets

Research and development costs

In developing its novel eVTOL technology, the Group incurs significant research and development costs.

The costs for internally generated research and development are expensed when incurred. A portion of costs for internally generated development is capitalized if:

●	the product or process is technically feasible;
●	adequate resources are available to successfully complete the development;
●	the beneﬁts from the assets are demonstrated;
●	the costs attributable to the projects are reliably measured; and
●	the Group intends to produce and market or use the developed product or process and can demonstrate its market relevance.

Management recognizes there is interest for an air mobility service, especially within heavily populated urban areas; however, there is not yet an established market for this new industry. The self-developed eVTOL technology used in the development of the Lilium Jet is highly innovative and there are uncertainties related to successful completion of the development. Consequently, the Group has not yet capitalized development costs. These costs are reflected in the consolidated statement of operations in the period in which the expenditure is incurred.

Purchased intangibles

Purchased intangible assets are initially measured and recorded at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses. Amortization on intangible assets with a limited useful life is calculated on a straight-line basis over the following periods:

Useful life
Software	2 – 15 years
Purchased concessions, rights and other intangible assets	10 – 20 years

Impairment tests

Impairment tests

At the end of each reporting period, the Group assesses whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. An asset’s recoverable amount is the higher of an asset’s or cash generating unit (“CGU”)’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are measured at cost, net of accumulated depreciation and any accumulated impairment losses. Costs of construction recognized include all attributable direct costs including material and production overheads and, where applicable, an initial estimate of the cost of dismantling and removing the item and restoring the site on which it is located.

Borrowing costs are capitalized as part of the underlying asset under construction if there is a qualifying asset.

Subsequent expenditures on assets are capitalized only when it is probable that future economic benefits associated with the expenditure will flow to the Group and the cost of the item can be measured reliably. Repairs and maintenance are expensed in the period the costs are incurred.

If items of property, plant and equipment are sold or disposed of, the gain or loss arising from the disposal is recognized as other operating income or expense in the consolidated statement of operations and other comprehensive income (loss).

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Useful life
Rights to land and buildings including leasehold improvements	2 – 9 years
Technical equipment and machinery	3 – 25 years
Office and other equipment	3 – 13 years
Vehicles	5 – 11 years

Assets qualifying as low value assets with a value of up to €1 thousand are aggregated into groups and depreciated over a useful life of 5 years.

Leasehold improvements are amortized over the unexpired portion of the lease term or the estimated useful life of the improvements, whichever is shorter. The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Assets under construction are presented net of additions and transfers during the financial period in the property, plant and equipment movement schedule in the notes to the consolidated financial statements.

Leases

Leases

The Group’s lease obligations primarily relate to rights to buildings mainly for its office and research and development premises. As lease contracts are negotiated on an individual basis, lease terms contain a range of different terms and conditions. Lease contracts are typically entered for a period of 2-9 years and regularly include renewal and termination options, which provide operational ﬂexibility to Lilium.

Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.

As a lessee, at the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

At the commencement date of the lease, which is the date at which the leased asset is available for use, the Group recognizes a right-of-use asset, which represents a right to use the underlying leased asset, and a corresponding lease liability, which represents the present value of future lease payments, in the consolidated statement of financial position. Short-term leases (leases with lease term of 12 months or less from lease commencement and that do not contain a purchase options) and leases of low value assets are not capitalized. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in the consolidated statement of operations.

Liabilities arising from a lease are initially measured at the present value of the remaining lease payments discounted using the interest rate implicit in the lease or the incremental borrowing rate in case the interest rate implicit in the lease is not readily determinable.

The main components of the lease payments included in the measurement of the lease liability comprise the following:

●	fixed lease payments;
●	variable lease payments that are linked to an index (consumer price index); and
●	lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option.

Lease payments contain two elements, principal and interest. Interest expense is presented as part of finance costs in the consolidated statements of operations and other comprehensive income and measured using the effective interest method. Principal and interest portions of lease payments have been presented within ﬁnancing activities in the consolidated statement of cash flows. The carrying amount of lease liabilities is remeasured if there is change in the future lease payments due to change in index or rate.

At lease commencement right-of-use assets are initially measured at cost and are subsequently measured at cost less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities recognized. Cost of right-of-use assets includes lease liabilities, initial direct costs, prepayments made on or before the commencement date and less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the useful life of the right-of-use asset and the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of the leased property and equipment. The right-of-use asset is periodically assessed for impairment. The Group has presented right-of-use assets within “Property, plant and equipment.”

Assets related to retirement obligations for leased buildings are included in the cost of right-of-use assets for the respective underlying building lease.

The Group does not have any contracts as a lessor as of the date of the consolidated statement of financial position.

Investment in joint venture / associate company

Investment in joint venture / associate company

Under the equity accounting method, the investment in a joint venture or an associate is initially recognized at cost. The carrying amount of the investment is subsequently adjusted to recognize changes in the Group’s share of net assets of the joint venture or associate since the acquisition date.

On acquisition of the investment, any difference between the cost of the investment and the entity’s share of the net fair value of the investee’s identifiable assets and liabilities is accounted for as follows:

(a)	Goodwill relating to a joint venture or associate is included in the carrying amount of the investment. Amortization of that goodwill is not permitted.
(b)	Any excess of the entity’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income in the determination of the entity’s share of the joint venture or associate’s profit or loss in the period in which the investment is acquired.

The consolidated statement of operations and other comprehensive income (loss) reflects the Group’s share of the results of operations of the joint venture or associate. Any change in other comprehensive income (loss) (“OCI”) of those investees is presented as part of the Group’s OCI. Gains and losses resulting from transactions between the Group and the joint venture or associate would be eliminated to the extent of the interest in the joint venture or associate.

After application of the equity method, the Group determines whether it is necessary to recognizse an impairment loss on its investment in joint venture or associate. At each reporting date, the Group determines whether there is objective evidence that the investment in joint venture or associate is impaired. If there is such evidence, the Group calculates the amount of impairment as the difference between the recoverable amount of the joint venture or associate and its carrying value, and then recognizes the loss within ‘Share of profit/loss in a joint venture/ associate’ in the consolidated statements of operations.

Upon loss of joint control or significant influence over the joint venture or the associate, the Group measures and recognizes any retained investment at its fair value. Any difference between the carrying amount of the joint venture or associate upon loss of joint control or significant influence and the fair value of the retained investment and proceeds from disposal is recognized consolidated statements of operations.

Non-financial Assets	Non-financial Assets Insurance recoveries are recognized for virtually certain reimbursements for damaged assets from the insurers. Other non-financial assets are recognized at cost.
Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents in the consolidated statement of financial position and consolidated statement of cash flows comprise cash at banks and on hand and short-term highly liquid deposits with an initial maturity of three months or less that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value. Depending on the classification, these financial assets are measured at amortized cost or fair value with changes through profit or loss – see financial instruments, note 28.

Treasury Shares

Treasury Shares

The treasury shares represent the consideration paid or payable for own shares held in treasury. The nominal value of the shares is shown in the treasury share reserve, which is part of the capital reserves. Acquisition values higher or lower than the nominal value are reduced from or added to the share premium reserve.

Financial Instruments

Financial Instruments

Financial instruments are contracts that give rise to a financial asset for one entity and to a financial liability or equity instrument for another entity. Financial instruments are recognized when the Group becomes a counterparty to it. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the settlement date.

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position, if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis or to realize the assets and settle the liabilities simultaneously. The Group has no such assets and liabilities.

Financial assets

The Group’s financial assets include cash and cash equivalents and other financial assets. Other financial assets consist of security deposits for leases, fixed-term deposits and money market funds.

Financial assets are initially measured at fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs that are attributable to the acquisition of the financial asset. As an exception to this general rule, trade receivables are measured at their transaction price.

Transactions costs are expensed as incurred for financial assets initially measured at fair value through profit or loss (“FVTPL”).

Financial assets are classified at initial recognition as either measured at amortized cost (“AC”), fair value through other comprehensive income (“FVOCI”), or FVTPL depending on the contractual cash flows and the Group’s business model for managing them. For all financial assets, the Group has the objective to hold financial assets in order to collect the contractual cash flows. If the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding amount, the Group will measure these financial assets at AC under consideration of impairment (see following section). All financial assets are measured at AC, with the exception of money market funds, which are required to be measured at FVTPL because their cash flows are not solely payments of principal and interest on the principal outstanding amount.

Gains and losses from financial assets measured at FVTPL are presented in the consolidated statements of operations in finance income and finance expense. Gains and losses from financial assets measured at AC including effects resulting from impairment are also presented in finance income and finance expense. Generally, the gains and losses from foreign currency translation effects are presented in other income / other expense.

A financial asset is derecognized (i.e., removed from the Group’s consolidated statement of financial position) when the rights to receive cash flows from the asset have expired or have been transferred.

Impairment of financial assets – expected credit losses (“ECL”)

All financial assets measured at AC are required to be impaired at initial recognition in the amount of their expected credit loss (“ECL”). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. Lilium recognizes an allowance for ECLs for cash and cash equivalents and other financial assets according to the “general approach”. This means that ECLs are recognized in three stages. For credit exposures at initial recognition, ECLs are provided for credit losses that result from default events which may be possible within the next 12-months (Stage 1: a 12-month ECL). For credit exposures for which there has been a significant increase in credit risk since initial recognition (which is deemed to have occurred if a payment is more than 30 days past due), a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (Stage 2: a lifetime ECL). The same applies if objective indications exist that a default event has occurred (Stage 3: an incurred loss). In this case, any interest income is measured on the basis of the net carrying amount, while for stage 1 and 2 the basis is the gross carrying amount. Examples of objective evidence are significant financial difficulties experienced by the debtor, payment default or delays, a lowering of the credit rating, insolvency or where measures are taken to secure a debtor’s financial situation, or if other observable data indicates that expected cash flows deriving from financial assets may be appreciably reduced.

For cash and cash equivalents as well as other financial assets, the simplification available for financial instruments with a low credit risk (“low credit risk exemption”) is applied as of the reporting date. Factors that can contribute to a low credit risk assessment are debtor-specific rating information and related outlooks. The requirement for classification with a low credit risk is deemed to be fulfilled for counterparties that have at least an investment grade rating; in this case there is no need to monitor credit risks for financial instruments with a low credit risk.

The default probabilities applied to determine the ECL for cash and cash equivalents and other financial assets are based on credit default swap spreads that are quoted on markets, which take future-oriented macroeconomic data into account.

In general, Lilium defines a default event as a situation in which the debt is no longer recoverable. If the financial instrument is perceived to be unrecoverable, then the expectation is that future contractual cash flows will not occur. At this point in time, the balance is written off after giving consideration to any possible collateral that is available.

Impairment losses (including reversals of impairment losses on financial assets) are not presented as a separate item in accordance with IAS 1.82(ba) as they are considered immaterial. Impairment losses or income from the reversal of impairment losses on financial assets are reported net under finance income or finance expenses.

Financial liabilities

The Group’s financial liabilities include warrants, lease liabilities (see note 16), derivatives, trade and other payables, and other financial liabilities.

Financial liabilities are classified as measured at AC or FVTPL. All financial liabilities are recognized initially at fair value less, in the case of a financial liability not at FVTPL, directly attributable transaction costs. Transactions costs are expensed as incurred for financial liabilities initially measured at FVTPL.

Financial liabilities at FVTPL are measured at fair value and gains and losses resulting from changes in fair value are recognized in finance income / expenses. The Group only accounts for separated embedded derivatives of convertible loans and warrants as well as for other derivatives as a financial liability measured at FVTPL. All other financial liabilities are subsequently measured at AC using the effective interest rate (“EIR”) method. When applying the EIR method, the Group generally amortizes any fees, points paid or received, transaction costs and other premiums or discounts that are included in the calculation of the EIR over the expected life of the financial instrument. Gains and losses are recognized in interest expense when the liabilities are derecognized as well as through the EIR amortization process. For financial liabilities subsequently measured at AC, the foreign currency translation effects are presented in other income or expense. Foreign currency translation effects on financial liabilities at FVTPL are recognized in the finance income / expenses.

Where there are hybrid instruments, transaction costs are apportioned between the liability and equity components based on the allocation of proceeds to the liability and equity components when the instruments are initially recognized.

An embedded derivative in a hybrid contract, with a financial liability or a non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at FVTPL. The assessment whether to separate an embedded derivative is done only once at initial recognition of the hybrid contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The resulting gain or loss is recognized in the consolidated statement of other comprehensive income.

Convertible Loans

Convertible loans are assessed at issuance for any components of equity and liability. Convertible loans are bifurcated into a debt component and an equity instrument if there is a conversion right. The conversion right of a convertible loan is classified as a liability if some conversion features of the loan lead to a conversion into a variable number of shares. Embedded derivatives are assessed and, if needed, are separated from the host contract. The remaining host contract is measured at AC and the separated embedded derivative is measured at FVTPL until the loan is converted into equity or becomes due for repayment.

If there are other derivative features provided for in the contract besides the conversion right, they are treated as a combined embedded derivative if they share the same risk exposure and are interdependent.

Derivative Warrant Liabilities

The Group evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to “IFRS 9 Financial Instruments” (“IFRS 9”).

Warrants are recognized as derivative financial liabilities in accordance with IFRS 9. Accordingly, the Group classifies warrants as financial liabilities at FVTPL. The liabilities are subject to remeasurement at each balance sheet date until exercised or expired, and any change in fair value is recognized in the finance income/ expenses.

Income Taxes

Income Taxes

Current income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred taxes

The Group uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax, however, is not recognized on the initial recognition of goodwill or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.

Deferred tax assets are in principle recognized for all deductible temporary differences, carry forward of unused tax credits and any unused tax losses. However deferred tax assets are only recognized to the extent it is sufficiently probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and the unused tax losses can be utilized.

Deferred tax liabilities are recognized for all taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax items are recognized similar to the underlying transaction either in profit or loss, other comprehensive income or directly in equity. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (benefit) in the consolidated statement of operations, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. Where deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Deferred tax assets and deferred tax liabilities are not discounted.

Deferred taxes are always classified as non-current.

Provisions

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Fair Values of Assets and Liabilities

Fair Values of Assets and Liabilities

Fair value is a market-based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy:

●	Level 1: contains the use of unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2: inputs are other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly
●	Level 3: inputs are based on unobservable market data

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values of financial instruments is included in note 28.1.

In cases where a gain or loss arises on initial recognition of a financial asset or a financial liability because the fair value deviates from the transaction price and is neither evidenced by a quoted price in an active market for an identical asset (i.e., a Level 1 input) nor based on a valuation technique that uses only data from observable markets (i.e., a Level 2 input), this gain or loss remains unrecognized until all market inputs become observable. In case such gain or loss results from a transaction with shareholders, this amount is to be considered as capital contribution to the Group and is therefore to be recognized in equity.

Share-based Payments

Share-based Payments

General accounting principles

The Group grants certain share-based payment awards to the Group’s employees, advisors and vendors in exchange for their service.

These share-based payment awards qualify either as cash-settled or equity-settled transactions depending on the terms of settlement. When the settlement choice (i.e. cash versus shares) lies with the participant, awards are classified as compound financial instruments. Only in the case the equity component is zero, the award is accounted for as a cash-settled option. When the settlement choice lies with the Group, the award is classified as an equity-settled grant unless the Group has a present obligation to settle in cash.

For cash-settled awards a liability is recognized at fair value. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in profit or loss for the period.

An equity-settled award is measured based on the fair value determined at grant date. The fair value usually remains unchanged after the grant date. In case of a modification of an award after grant date, an incremental fair value is determined at the modification date for modifications that are beneficial to the participants.

The Group grants several share-based awards under several different plans, which are described below. Refer to note 22 for the measurement approach of the fair value of options. Due to the Reorganization, the Group has granted certain nonrecurring share-based awards to external consultants.

The expenses for services received are recognized when the participant renders services over the applicable vesting period with a corresponding increase of either the liability or equity, depending on the classification of the awards. The related share-based payment awards expense is recorded in the functional cost category to which the participant’s costs are classified.

Employee Stock Option Program (“ESOP”)

The Group maintains an Employee Stock Option Program (“ESOP”), originally established in 2017, which allows for the issuance of options to purchase ordinary shares to its employees, executives and certain advisors. Share options typically follow a vesting schedule over a four-year period. 25% will vest after the one-year anniversary of the applicable vesting commencement data (the “Cliff Period”) and then monthly thereafter on a graded vesting basis through the end of the vesting period. Individuals must continue to provide services to a Group entity to vest. Upon termination, all unvested options are forfeited. There is no contractual life for the share options provided in the contract.

In October 2021, Lilium GmbH sent letters to all employees under the current ESOP plan to modify certain terms of the agreement. As per the modification agreement, an employee’s vested options shall now be exclusively settled in shares of Lilium N.V. instead of shares of Lilium GmbH in consideration for the participant’s claim for settlement under the ESOP conditions (as amended) to Lilium N.V. Options which are unvested at the time of the modification shall continue to vest in accordance with the regular vesting schedule. Vested options became exercisable after expiration of a lock-up period of 180 calendar days from the date of listing of Lilium N.V. on the Nasdaq Stock Market. Vested options must be exercised during certain exercise windows during each quarter of the fiscal year of the Group, with the exact dates during each such quarterly period being determined by the Group. The options will expire on the 10th anniversary of the date on which vested options became exercisable. All the holders of the options have signed the modification agreement. By signing this modification, the illiquid shares of Lilium GmbH have been converted to liquid shares of Lilium N.V. tradable on Nasdaq Stock Market.

General population – Restricted Stock Units (“RSU”)

The Group started offering Restricted Stock Units to its employees in 2021 based on their grade. Upon vesting, the plan participants are eligible to acquire shares at a nominal value of €0.12. There are several vesting schedules with differing installment periods. The standard vesting schedule for new grants is vesting taking place a year after grant, with a 12-month cliff period. The RSU are settled in shares of Lilium N.V., and hence are accounted as equity-settled awards. The most common vesting period is 1 year whereby 100% is vested after 1 year, as a cliff period.

Upon termination, the employee is entitled to the vested portion of the RSU. All unvested RSU are forfeited.

Executives – Restricted Stock Units (“RSU”)

The Group offered RSU of Lilium N.V. to executives, they are accounted for as equity-settled awards. RSU are exercisable with a nominal amount of €0.12 per share. All RSU are subject to participants’ continuous service, additionally upon termination of employment, all unvested RSU are forfeited.

Specific RSU – The RSU granted to certain executives, which vary according to individual agreements, are subject to participants’ continuous service. The length of these agreements are on average 4 years and the vesting is split either on a monthly or quarterly basis.

Annual Election RSU – Granted to non-executive board members on a yearly basis, RSU shall vest in full on the date immediately preceding the annual general meeting of shareholders.

Initial RSU – Granted to executives upon beginning service, the RSU shall vest in equal instalments on each of the first, second and third anniversaries of the vesting commencement date.

Executives – Performance-based stock options

The Group offers performance-based stock options of Lilium N.V. shares to executives. These options are settled in Lilium N.V. shares and can be exercised as soon as they vest until expiration or 90 days after the participant ceases to be an employee of the Group. The performance-based stock options are expected to be settled in shares of Lilium N.V., and hence they are accounted for as equity-settled options.

These options vest and are exercisable upon the satisfaction of both the service-based vesting condition and the performance-based vesting condition. Typically, the service-based vesting condition shall be satisfied in 17 quarterly installments between the vesting commencement date and December 31, 2025. The performance-based vesting condition is expected to be satisfied at September 30, 2026 or when the Group earns its first dollar or any equivalent currency of revenue recognized in the Group’s consolidated financial statements directly from providing service to a customer by the operation of its own developed and certified aircraft by either the European Union Aviation Safety Agency or the Federal Aviation Administration and the customer has also paid for such services. The maximum term of options granted is 10 years from the date of grant.

If the performance-based vesting condition is satisfied prior to any service-based vesting date, any portion of the option with respect to which the service-based vesting condition has not been satisfied as of the date the performance-based vesting condition is achieved shall remain subject to satisfaction of such service-based vesting condition.

Executives – Time-based stock options

In addition, there are time-based stock options for three participants. Time-based stock options are settled in shares of Lilium N.V. and are treated as equity-settled. One participant left the Company, and 31 % of this participant’s options had vested by December 31, 2022 and the remainder were forfeited. For the other two participants, the options vest in equal quarterly installments commencing April 19, 2022 (with one year cliff) or October 31, 2022 and ending April 1, 2026 or July 31, 2026, subject to participants’ continuous service in the Group. These options can be exercised until expiration or until 90 days after the participant ceases to be an employee. The maximum term of options granted is 10 years from date of grant.

Upon termination, the participant is entitled to the vested portion of the options. All unvested options are forfeited.

Executives – Success fees

The Group has granted success fees to certain key management personnel for successful fundraising.

Initial success fees were granted at the end of 2020 and beginning of 2021. Upon successful fundraising in September 2021, one award was settled in shares while another award was settled by execution of a so-called Joint Stock Ownership Program (“JSOP”) arrangement and a bonus agreement. Please refer to the section below for more details on the JSOP and the bonus.

The revised success fees for future fundraising were agreed upon in September 2021, superseding the initial arrangement. Upon successful new financing by December 31, 2025, the participants will receive an agreed percentage of the fundraising in shares or cash capped at specific maximum funding amount. The revised arrangements offer a settlement choice to the participants and are accounted for as cash-settled.

The expense for success fees is recognized over the period until a successful financing is expected. The assumption regarding a successful financing is reassessed by management at each reporting date. In case a successful financing is probable, the compensation expense is recognized.

In the event the plan participants chose to settle in equity, the participant must pay the nominal share value. These revised success fee arrangements were terminated in the fourth quarter of 2022. The termination was a result of the participants completion of their service with the Group. One of the participants entered into a new success fee arrangement on November 30, 2022. The new success fee arrangement was entered with a related party and was accounted for under IAS 37 as contingent liability as disclosed in note 30.

Executives – Presence bonus

Additionally, an annual presence bonus award was offered to one individual if the individual performs an agreed percentage of employment services from the base location (Group’s head offices near Munich, Germany). The employee shall be eligible to an annual bonus in each calendar year from 2021 until 2025. The bonus will be accounted for on an annual basis, i.e., the period the respective services are received. Generally, the bonus offers a choice of settlement to the Group. In 2022, the presence bonus was agreed to be settled in cash and terminated.

Executives - Joint Stock Ownership plan (JSOP) and bonus

The Group entered into a success fee arrangement with a management member of the UK subsidiary (see description on success fees above). Upon successful fundraising the success fee agreement provided the management member remuneration based on JSOP and the bonus. The success fee was invested into shares of Lilium N.V. whereby the participant had the option to determine the timing of the sale of these shares. The cash from the proceeds of selling these shares forms the basis of the payable in 2022 to the participant.

Setting-up the JSOP and the bonus according to the arrangements made consists of the following steps:

●	Setting up a trust: A Dutch foundation “Stichting JSOP” was incorporated through a deed of incorporation.
●	Joint Ownership agreement: Shares in Lilium N.V. with a total value corresponding to the success fee were issued against a fair market value consideration to Stichting which serves as joint owner of the shares together with the management member. The management member has a sell right, which upon exercise, has the effect that all shares held together with Stichting are sold in the market. The sell right needs to be executed before September 14, 2026. If the sell right expires, the Stichting has a buy right buying back the management member’s shares. The buy right needs to be executed before March 14, 2027. In any case, the shares will be sold. The proceeds from the shares will be divided between the Stichting and the manage-ment member according to the respective portion in the shares, also taking into consideration that Stichting is entitled to a carry charge of 7.5% p.a.
●	Bonus agreement with Lilium GmbH: Stichting’s portion of the sale of shares are paid to Lilium GmbH and forwarded to the manager after deduction of employment income tax and social security contributions.
●	In substance, the management member receives in total the proceeds from the sale of shares after execution of the Sell Right or Buy Right, one part directly from Stichting (“JSOP”) and the other part from the Lilium GmbH as a bonus:
o	The proceeds directly from the JSOP are the difference between the proceeds from the sale of shares received (treasury shares due to consolidation) and the acquisition cost of the shares received at the time of the setup of the Stichting plus 7.5 % interest p.a.; if this difference is negative, the JSOP is nil.
o	The bonus is the lower of the proceeds from the sale of shares received (treasury shares due to consolidation) and the acquisition costs of the shares at the time of the setup of the Stichting plus 7.5 % interest p.a.

Since the management member received cash from the JSOP and the bonus, both parts of these awards were accounted for as cash-settled.

Advisors – Strategic collaboration agreement

On July 31, 2021, Lilium executed a term sheet in which Lilium agreed to enter into negotiations with Brazilian airline Azul S.A. and Azul Linhas Aereas Brasileiras S.A. (collectively, “Azul”) to establish a strategic collaboration whereby Azul and Lilium will negotiate contracts to buy a certain number of Lilium Jets. Except for the up-front warrants (“Azul Warrants”), the term sheet is legally non-binding. As of the date these consolidated financial statements were approved, no contracts with respect to the acquisition of Lilium Jets or any other collaboration have been executed.

The Azul Warrants are within the scope of IFRS 2 Share-Based Payment as they were granted in contemplation of signing a service agreement to explore the feasibility of eVTOL in Brazil and are expected to be settled in our Class A shares. In consideration of the commercial collaboration, Lilium agreed to use all efforts to grant Azul the warrants to purchase up to 8,000,000 Class A shares at an exercise price of €0.12 per share, consisting of

(i)	Azul Warrants to purchase 1,800,000 Class A shares, which were issued on a fully vested basis on October 22, 2021, granted upon the signing of term sheet and
(ii)	subject to the execution of definitive agreements and legally non-binding, warrants to purchase additional 6,200,000 Class A shares (“Azul Additional Warrants”), which are expected to vest in three tranches. These warrants are subject to the execution of the above-mentioned definitive agreements and legally non-binding. As of December 31, 2022 it was not yet probable that they will be granted.

As the Azul Warrants are to be settled in shares of Lilium N.V., they are accounted for as equity-settled awards.

Share listing expense

The Reorganization is accounted for within the scope of IFRS 2. In accordance with IFRS 2, the difference in the fair value of the shares issued to Qell’s former shareholders by Lilium (€165.0 million) and the fair value of the Qell’s identifiable net assets (€53.9 million) represents a service received by Lilium, and thus is recognized as an expense (€111.1 million) upon closing of the Reorganization (“Closing Date”).

The determination of the fair value of the shares issued is based on the share price of Lilium N.V.’s publicly traded common stock. As of Closing Date, Lilium N.V. shares issued to Qell shareholders were trading at $9.41 per share. This trading price represents a Level 1 measurement, as it is a quoted price in an active market with sufficient trading volume for identical instruments. Within the Reorganization, Qell shareholders have received 21,080,961 shares in Lilium N.V. some of which are subject to transfer restrictions:

1.	Sponsor Lock-Up Shares: 4,595,133 Lilium Class A Shares acquired by Qell Partners LLC (the “Sponsor”) in connection with the Reorganization, having a lock-up period of one year.
2.	Sponsor Earnout Shares: 3,063,422 Lilium Class A Shares acquired by the Sponsor in connection with the Reorganization. Pursuant to the Sponsor Support Agreement, concurrently with the clos-ing of the Business Combination, the Sponsor Earnout Shares were imprinted in three tranches (1,148,783, 1,148,783 and 765,856 shares respectively) with a legend to note restrictions on transfer, which will be removed after the occurrence of a certain milestone or a specific date which is between March 2024 and September 2025.

For the transfer restrictions, the valuation has been adjusted as follows:

●	Qell Sponsor Lock-Up Shares: the closing price of Lilium N.V. shares as of Closing Date has been adjusted for a 5 % discount for lack of marketability due to the one-year lock-up restriction.
●	Qell Sponsor Earnout Shares: the closing price of Lilium N.V. shares as of Closing Date has been adjusted for a 5 % discount for lack of marketability.

The net assets held by Qell had a fair value upon closing of €53.9 million, comprising of cash and cash equivalents held in Qell’s trust account (€83.3 million), offset by current liabilities (€3.6 million) and financial liabilities for the former Qell Warrants (€25.8 million). As the share listing expense is to be settled in shares of Lilium N.V., it is accounted as equity-settled awards.

Share-based payment – Vendors

In November 2022, the Group entered into a Share Issuance Agreement with a third-party vendor, with the option at the Group’s discretion to pay certain goods and services to be rendered by the vendor either via the issuance of Class A shares of Lilium N.V. or cash. The Group has accounted for this transaction as an equity-settled share-based payment under IFRS 2 at fair value of the equity instrument with the corresponding increase in equity.

The Group also entered into share-based payment arrangements with two other third-party vendors as part of the 2022 PIPE transaction in exchange for the good and services to be rendered by the respective vendors which was deemed to be at fair value of the securities issued to both vendors. The Group has accounted for this transaction as a prepayment with the corresponding increase in equity.

The Group also had the discretion to settle an annual instalment either by cash or by issuance of equity subject to a formalized share issuance agreement. The Group concluded that the agreement falls within the scope of IFRS 2.

Pension Benefits

Pension Benefits

The Group operates a defined benefit pension plan in Switzerland which requires contributions to be made to a separately administered fund. The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method. The defined benefit obligation is recognized within non-current provisions.

Remeasurements, comprising of actuarial gains and losses, the effect of the asset ceiling, and the return on plan assets (excluding amounts included in net interest on the net defined benefit liability), are recognized immediately in the consolidated statement of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur.

Past service costs are recognized in profit or loss on the earlier of:

●	The date of the plan amendment or curtailment, and
●	The date that the Group recognizes related restructuring costs.

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognizes the following changes in the net defined benefit obligation under, ‘Research and development’, ‘General and administrative’, and ‘Selling’ expenses’ in the consolidated statement of operations and other comprehensive income (loss) (by function):

●	Service costs comprising current service costs, past-service costs, gains and losses on curtailments,
●	Non-routine settlements, and
●	Net interest expense or income.

Non-financial Liabilities	Non-financial Liabilities Non-financial liabilities are recognized at their nominal amounts.
Revenue Recognition

Revenue Recognition

Revenues from contracts are recognized when the customer gains the ability to direct the use of and obtain substantially all the remaining benefits from the services performed. The consideration which the Group expects to receive is allocated to each of the performance obligations, using the relative stand-alone selling price method.

Government Grants

Government Grants

Grants from governments are recognized at their fair value, when there is reasonable assurance that the grant will be received, and the Group will comply with all attached conditions. Government grants relating to costs are deferred and recognized gross in other operating income over the period necessary to match them with the costs that they are intended to compensate.